As filed with the Securities and Exchange Commission on June 18, 2026

Securities Act Registration No. 333-187668
Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒

Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	180	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No.	181	☒

(Check appropriate box or boxes.)
___________________________________

ETFis Series Trust I
(Exact Name of Registrant as Specified in Charter)

1301 Avenue of the Americas, 14th Floor, New York, NY 10019
(Address of Principal Executive Offices) (Zip Code)

(888) 383-0553
(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.	Daphne Chisolm, Esq
Joel D. Corriero, Esq.	Vice President and Senior Counsel
Stradley Ronon Stevens & Young, LLP	Virtus Investment Partners, Inc
2005 Market Street, Suite 2600	One Financial Plaza
Philadelphia, PA 19103	Hartford, CT 06103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on July 9, 2026 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus InfraCap Preferred and Income Securities ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 179 (“PEA 179”) was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933 (“Securities Act”) on April 14, 2026 (Accession Number 0001999371-26-008275) relating to the Virtus InfraCap Preferred and Income Securities ETF (the “Fund”), a series of ETFis Series Trust I (the “Registrant”), to be effective on June 29, 2026.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 180 (“PEA 180”) to the Registration Statement relating to the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 179 to become effective on July 9, 2026.

Accordingly, Parts A, B and C of PEA 179 are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this PEA 180 is intended to become effective on July 9, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the 1933 Act, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of June 2026.

ETFIS SERIES TRUST I
(Registrant)

/s/ William J. Smalley
William J. Smalley
President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities indicated and on the 18th day of June 2026.

Signatures		Title

/s/ William J. Smalley		President, Chief Executive Officer and Principal Executive Officer
William J. Smalley		(Principal Executive Officer)

/s/ W. Patrick Bradley		Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
W. Patrick Bradley		(Principal Financial Officer/Principal Accounting Officer)

*		Trustee
James A. Simpson

*		Trustee
Robert S. Tull

*		Trustee
Myles J. Edwards

*By:	/s/ William J. Smalley
William J. Smalley
Attorney-in-fact, pursuant to power of attorney